Interests in other entities (Tables)	12 Months Ended
Mar. 31, 2023
Interests In Other Entities [Abstract]
Disclosure of Interests in Joint Ventures

(EUR thousand)	As of March 31
	2023	2022	2021
Aggregate carrying amount of individually immaterial joint ventures and associates	230	2,650	2,744
Aggregate amount of the Group's share of:
Loss from continuing operations	(111)	(720)	(1,056)
Other comprehensive income	—	—	—
Total comprehensive loss	(111)	(720)	(1,056)

Disclosure of Interests in Associates

(EUR thousand)	As of March 31
	2023	2022	2021
Aggregate carrying amount of individually immaterial joint ventures and associates	230	2,650	2,744
Aggregate amount of the Group's share of:
Loss from continuing operations	(111)	(720)	(1,056)
Other comprehensive income	—	—	—
Total comprehensive loss	(111)	(720)	(1,056)

Disclosure of Other Investments

(EUR thousand)	For the financial year ended March 31
	2023	2022	2021
Opening balance as of April 1	3,881	753	3
Additions	2,000	3,878	750
Fair value adjustment	1,343	150	—
Derecognition due to step acquisition	—	(900)	—
Reclassification to joint ventures and associates	(173)	—	—
Closing balance as of March 31	7,051	3,881	753